Stockholders' Equity (Details) - Treasury Share Issuance - USD ($) $ / shares in Units, $ in Millions				1 Months Ended			12 Months Ended
	Aug. 16, 2023	Feb. 24, 2023	Jan. 31, 2023	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 06, 2024	Dec. 08, 2023
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.10			$ 0.10			$ 0.10
Treasury Shares [Roll Forward]
Treasury shares : Balance at the start of the year (in shares)							11,498,355	315,511
Share issued and subsequently repurchased (in shares)	1,000,000	10,000,000	15,000,000				0	26,000,000
Shares bought back (in shares)				2,620,505	2,466,281	125,000	5,086,786	125,000
Movement in treasury shares (in shares)							3,582,581	(14,443,270)
Exercised during the year (in shares)							(901,372)	(410,302)	0
Shares issued as compensation (in shares)								(88,584)
Treasury shares : Balance at the end of the year (in shares)				19,153,570		11,498,355	19,153,570	11,498,355	315,511
Stock repurchase program, authorized amount											$ 100.0
Repurchase of shares approved										$ 20.0
Repurchase of treasury shares				$ 9.9	$ 10.0	$ 0.8	$ 19.9	$ 0.8
Proceeds from exercise of share options							$ 2.3	$ 0.8	$ 0.0
Restricted share units
Treasury Shares [Roll Forward]
Shares issued as compensation (in shares)							(112,780)	(88,584)
Stock issued as directors compensation							$ 0.7	$ 0.5
Book value of treasury shares reissued							0.6	2.8
Gain (loss) on issuance of treasury shares							$ (0.1)	$ 2.4
Share options
Treasury Shares [Roll Forward]
Exercised during the year (in shares)							(901,372)	(410,302)	0
Proceeds from exercise of share options							$ 0.7
Fair Value shares options issued							0.2
Book value of treasury shares reissued							7.4
Gain (loss) on issuance of treasury shares							$ 6.5
Share options | Tranche 1
Treasury Shares [Roll Forward]
Exercised during the year (in shares)							(589,698)	(410,302)
Share options | Tranche 2
Treasury Shares [Roll Forward]
Exercised during the year (in shares)							(311,674)